Share-Based Compensation (Details 2) (Restricted shares) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost of revenues USD ($)	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2009 Cost of revenues CNY	Dec. 31, 2011 Selling expenses USD ($)	Dec. 31, 2011 Selling expenses CNY	Dec. 31, 2010 Selling expenses CNY	Dec. 31, 2009 Selling expenses CNY	Dec. 31, 2011 General and administrative expenses USD ($)	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY	Dec. 31, 2009 General and administrative expenses CNY	Dec. 31, 2011 Research and development expenses USD ($)	Dec. 31, 2011 Research and development expenses CNY	Dec. 31, 2010 Research and development expenses CNY	Dec. 31, 2009 Research and development expenses CNY
Compensation cost
Total compensation cost recognized	$ 2,614	16,457	17,251	18,754	$ 166	1,047	1,103	1,113	$ 97	612	717	724	$ 2,321	14,606	15,206	16,712	$ 30	192	225	205